Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income (loss)	$ 372,357	$ (22,703)	$ 319,070	$ (22,703)			$ (79,422)	$ 245,454
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Transaction costs paid on behalf of the Company			451,009
Interest earned on cash and investments held in Trust Account	(539,588)		(1,070,938)					(429,224)
Changes in operating assets and liabilities:
Prepaid expenses			60,222	2,133				(124,908)
Accounts payable			17,594
Other receivable				(150)
Accrued expenses – related party							10,000	(3,802)
Accrued expenses			(15)					(24,851)
Accrued offering costs			(3,973)				69,459	50,826
Due to related party				20,600
Net cash provided by (used in) operating activities			(227,031)	(120)			37	(286,505)
Cash flows from investing activities:
Cash deposited into Trust account								(60,000,000)
Net cash used in investing activities								(60,000,000)
Cash flows from financing activities:
Proceeds from due to related party								122,716
Repayments of due to related party								(262,446)
Proceeds from sale of public units								60,000,000
Proceeds from private placement units								2,525,000
Payment of offering costs								(1,641,658)
Proceeds from issuance of EBC Founders Share							1,450	454
Net cash provided by financing activities							1,450	60,744,066
Net change in cash and cash equivalents			(227,031)	(120)			1,487	457,561
Cash and cash equivalents, beginning of period			459,048	1,487				1,487
Cash and cash equivalents, end of period	232,017	1,367	232,017	1,367	$ 232,017	$ 1,367	1,487	459,048
Supplemental disclosure of cash flow information:
Deferred offering costs paid by Sponsor in exchange for issuance of ordinary shares							25,000
Deferred offering costs paid by related party				14,550			69,000	49,380
Accrued offering costs paid by related party				43,705
Deferred offering costs included in accrued expenses							19,330
Deferred offering costs charged to additional paid-in capital – EBC founder shares				47,880			126,550	1,960,106
Issuance of EBC founder shares subscription receivable				454
Contribution of transaction cost			451,009
Subsequent measurement of ordinary shares subject to possible redemption			1,070,938					429,244
Forfeiture of founder shares								$ 23
Goodvision Inc [Member]
Cash flows from operating activities:
Net income (loss)	46,637	(50,568)			(690,384)	(6,510)			$ 80,700	$ 25,911
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Bad debt expense									300
Depreciation expense	787				1,787
Changes in operating assets and liabilities:
Prepaid expenses and other current assets					(243,058)				2,083	(2,083)
Accounts payable					8,863,378	318,091			1,412,432	783,585
Accounts receivable, net					(12,193,719)	(161,052)			(600,870)	(306,424)
Due from related party					28,169	(8,169)			(8,169)	(20,000)
Accrued expenses and other payables					349,164	725			27,458	7,901
Due to related party					935,380
Net cash provided by (used in) operating activities					(2,949,283)	143,085			913,935	488,889
Cash flows from investing activities:
Proceeds from maturity of marketable securities						419,000
Purchase of marketable securities						(420,000)
Purchase/sale of marketable securities									419,000	(419,000)
Purchase of property and equipment					(15,792)
Net cash used in investing activities					(15,792)	(1,000)			419,000	(419,000)
Cash flows from financing activities:
Proceeds from short-term loans — related parties					1,900,000
Advance from PIPE investor					1,000,000
Net cash provided by financing activities					2,900,000
Net change in cash and cash equivalents					(65,075)	142,085			1,332,935	69,889
Cash and cash equivalents, beginning of period					1,766,451	433,516			433,516	363,627
Cash and cash equivalents, end of period	$ 1,701,376	$ 575,601	$ 1,701,376	$ 575,601	1,701,376	575,601			$ 1,766,451	$ 433,516
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes					$ 800